Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Allowance for Doubtful Accounts

The activity in the allowance for doubtful accounts for the nine months ending September 30, 2014 follows:

2014
Balance at beginning of period	$4,778,915
Provisions recognized as reduction in revenues	2,799,237
Write-offs, net of recoveries	(4,859,357)

Balance at end of period	$2,718,795

The activity in the allowances for doubtful accounts for the years ending December 31, 2013 and 2012 follows:

	2013	2012
Balances at beginning of year	$1,659,337	$1,353,710
Reclassification from contractual allowances	1,458,737	—
Provisions recognized as reduction in revenues	3,755,035	966,420
Write-offs, net of recoveries	(2,094,194)	(660,793)

Balances at end of year	$4,778,915	$1,659,337

Accompanying Consolidated Financial Statements

The financial information included in the accompanying consolidated financial statements and notes thereto reflect the effects of the corrections described in the preceding paragraph. The following tables set forth the correction of the individual affected line items in the accompanying consolidated financial statements:

	Three Months Ended September 30, 2013
	As Previously Recorded	Correction	Restated
Earnings per common share (basic and diluted):
Net loss attributable to continuing operations attributable to Foundation Healthcare common stock	$(1.01)	$(0.07)	$(1.08)
Loss from discontinued operations, net of tax	(0.01)	0.00	(0.01)

Net loss per share, attributable to Foundation Healthcare common stock	$(1.02)	$(0.07)	$(1.09)

Weighted average number of common and diluted shares outstanding	16,270,340	(1,114,196)	15,156,144

Pro forma income information (Note 3):
Pro forma basic and diluted net (loss) per share	$(1.02)	$(0.07)	$(1.09)

	Nine Months Ended September 30, 2013
	As Previously Recorded	Correction	Restated
Earnings per common share (basic and diluted):
Net loss attributable to continuing operations attributable to Foundation Healthcare common stock	$(1.01)	$(0.28)	$(1.29)
Loss from discontinued operations, net of tax	(0.01)	(0.01)	(0.02)

Net loss per share, attributable to Foundation Healthcare common stock	$(1.02)	$(0.29)	$(1.31)

Weighted average number of common and diluted shares outstanding	16,270,340	(3,571,383)	12,698,957

Pro forma income information (Note 3):
Pro forma basic and diluted net (loss) per share	$(0.97)	$(0.27)	$(1.24)

The financial information included in the accompanying consolidated financial statements and notes thereto reflect the effects of the corrections described in the preceding paragraph. The following tables set forth the correction of the individual affected line items in the accompanying consolidated financial statements:

Balance Sheet Data:

	As of December 31, 2012
	As Previously Reported	Correction	Restated
Common stock	$1,625	$(480)	$1,145
Paid-in capital	3,451,846	480	3,452,326

Statement of Operations Data:

	Year Ended December 31, 2013
	As Previously Reported	Correction	Restated
Earnings per common share (basic and diluted):
Net income (loss) from continuing operations Attributable to Foundation Healthcare Common stock	$(1.20)	$(0.24)	$(1.44)
Loss from discontinued operations	(0.05)	(0.01)	(0.06)

Net income (loss) per share attributable to Foundation Healthcare common stock	$(1.25)	$(0.25)	$(1.50)

Weighted average number of common and diluted shares outstanding	16,293,013	(2,657,727)	13,635,286

Pro forma basic and diluted net income (loss) per share	$(1.26)	$(0.25)	$(1.51)

	Year Ended December 31, 2012
	As Previously Reported	Correction	Restated
Earnings per common share (basic and diluted):
Net income (loss) from continuing operations Attributable to Foundation Healthcare Common stock	$0.15	$0.06	$0.21
Loss from discontinued operations	—	—	—

Net income (loss) per share attributable to Foundation Healthcare common stock	$0.15	$0.06	$0.21

Weighted average number of common and diluted shares outstanding	16,252,328	(4,802,328)	11,450,000

Pro forma basic and diluted net income (loss) per share	$0.06	$0.03	$0.09

Revenue Payor Mix

During the years ended December 31, 2013 and 2012, the Company’s revenue payor mix was as follows:

	2013	2012
Medicare and Medicaid	27%	16%
Commercial health insurance payors	54%	46%
Patient self-pay	5%	4%
Management fees from affiliates	7%	15%
Equity in earnings of investments in affiliates	6%	13%
Other	5%	2%
Provision for doubtful accounts	(4%)	(2%)

Estimated Useful Lives of Property and Equipment

The estimated useful lives of the Company’s property and equipment are as follows:

Asset Class	Useful Life
Furniture and equipment	3 to 7 years
Equipment under capital leases	3 to 7 years
Leasehold improvements	5 to 10 years or remaining lease period, whichever is shorter

Securities Not Included in Computation of Diluted Earnings (Loss) Per Share from Continuing or Discontinued Operations

The following securities were not included in the computation of diluted earnings (loss) per share from continuing operations or discontinued operations as their effect would be anti-dilutive:

	2013	2012
Stock options and warrants	18,361,064	—